Income Taxes - Schedule of Income Tax Balance Sheet Presentation (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred income tax assets-current	$ 23	$ 23	$ 76
Deferred income tax assets-non-current	195	193	104
Deferred income tax liabilities-current		0	(1)
Deferred income tax liabilities-non-current	(5,137)	(5,053)	(4,948)
Net deferred taxes		$ (4,837)	$ (4,769)